ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 11.4%
Hotels, Restaurants & Leisure 2.5%
Chipotle Mexican Grill, Class B (1)	80,000	8,560
International Game Technology	200,000	8,620
MGM Mirage (1)	50,000	4,472
		21,652
Household Durables 1.1%
Harman International	110,000	9,517
		9,517
Media 2.3%
Omnicom	220,000	10,580
Viacom, Class B (1)	100,000	3,897
XM Satellite Radio Holdings, Class A (1)	425,000	6,022
		20,499
Multiline Retail 1.2%
Kohl's (1)	180,000	10,319
		10,319
Specialty Retail 3.5%
Advance Auto Parts	190,000	6,376
Bed Bath & Beyond (1)	225,000	7,677
Home Depot	235,000	7,624
PetSmart	140,000	4,466
TJX	140,000	4,070
		30,213
Textiles, Apparel & Luxury Goods 0.8%
Coach (1)	155,000	7,327
		7,327
Total Consumer Discretionary		99,527
CONSUMER STAPLES 4.1%
Food & Staples Retailing 4.1%
CVS Caremark	285,000	11,294
Sysco	335,000	11,923
Whole Foods Market	260,000	12,730
Total Consumer Staples		35,947
ENERGY 6.0%
Energy Equipment & Services 3.3%
Cameron International (1)	95,000	8,767
Smith International	280,000	19,992
		28,759
Oil, Gas & Consumable Fuels 2.7%
EOG Resources	200,000	14,466
Murphy Oil	130,000	9,086
		23,552
Total Energy		52,311
FINANCIALS 4.6%
Capital Markets 3.4%
Fortress Investment Group, Class A	170,000	3,625
Franklin Resources	60,000	7,650
Lazard	230,000	9,752
Morgan Stanley	140,000	8,820
		29,847
Diversified Financial Services 0.3%
Moody's	50,000	2,520
		2,520
Insurance 0.9%
Hartford Financial Services	45,000	4,165
Willis Group Holdings	90,000	3,684
		7,849
Total Financials		40,216
HEALTH CARE 16.7%
Biotechnology 3.8%
Amgen (1)	75,000	4,243
Cephalon (1)	25,000	1,826
Genentech (1)	130,000	10,143
Gilead Sciences (1)	280,000	11,444
Martek Biosciences (1)	85,000	2,467
Vertex Pharmaceuticals (1)	75,000	2,881
		33,004
Health Care Equipment & Supplies 4.5%
Dentsply International	235,000	9,785
Intuitive Surgical (1)	25,000	5,750
ResMed (1)	90,000	3,858
St. Jude Medical (1)	285,000	12,560
Stryker	105,000	7,220
		39,173
Health Care Providers & Services 4.1%
Aetna	275,000	14,924
Henry Schein (1)	110,000	6,692
Laboratory Corporation of America (1)	180,000	14,082
		35,698
Health Care Technology 0.3%
Cerner (1)	50,000	2,991
		2,991
Life Sciences Tools & Services 1.5%
Covance (1)	170,000	13,243
		13,243
Pharmaceuticals 2.5%
Elan, ADR (1)	340,000	7,154
Eli Lilly	150,000	8,539
Wyeth	130,000	5,792
		21,485
Total Health Care		145,594
INDUSTRIALS & BUSINESS SERVICES 18.8%
Aerospace & Defense 3.1%
General Dynamics	205,000	17,317
United Technologies	115,000	9,255
		26,572
Air Freight & Logistics 2.8%
Expeditors International of Washington	300,000	14,190
UPS, Class B	140,000	10,514
		24,704
Airlines 1.3%
Southwest Airlines	787,500	11,655
		11,655
Commercial Services & Supplies 0.5%
ChoicePoint (1)	110,000	4,171
		4,171
Construction & Engineering 3.0%
Foster Wheeler (1)	96,800	12,708
Quanta Services (1)	490,000	12,960
		25,668
Electrical Equipment 0.8%
General Cable (1)	110,000	7,383
		7,383
Industrial Conglomerates 2.9%
GE	350,000	14,490
Roper Industries	160,000	10,480
		24,970
Machinery 3.0%
Danaher	105,000	8,684
ESCO Technologies (1)	50,000	1,662
ITT	60,000	4,076
Joy Global	160,000	8,138
Valmont Industries	40,000	3,394
		25,954
Trading Companies & Distributors 1.4%
Fastenal	275,000	12,488
		12,488
Total Industrials & Business Services		163,565
INFORMATION TECHNOLOGY 34.1%
Communications Equipment 3.2%
Cisco Systems (1)	475,000	15,727
Juniper Networks (1)	210,000	7,688
QUALCOMM	110,000	4,649
		28,064
Computers & Peripherals 3.1%
Apple (1)	57,500	8,829
Dell (1)	370,000	10,212
Network Appliance (1)	285,000	7,669
		26,710
Internet Software & Services 6.1%
Akamai Technologies (1)	265,000	7,614
eBay (1)	440,000	17,169
Google, Class A (1)	31,000	17,585
Yahoo! (1)	410,000	11,004
		53,372
IT Services 4.3%
Affiliated Computer Services, Class A (1)	130,000	6,531
Automatic Data Processing	225,000	10,334
Global Payments	225,000	9,950
Iron Mountain (1)	335,000	10,211
		37,026
Semiconductor & Semiconductor Equipment 5.9%
Altera	370,000	8,909
Analog Devices	200,000	7,232
Broadcom, Class A (1)	320,000	11,661
Integrated Device Technology (1)	440,000	6,811
Marvell Technology Group (1)	500,000	8,185
Xilinx	320,000	8,365
		51,163
Software 11.5%
Adobe Systems (1)	425,000	18,556
Amdocs (1)	325,000	12,087
Electronic Arts (1)	265,000	14,837
Intuit (1)	300,000	9,090
Microsoft	400,000	11,784
NAVTEQ (1)	95,000	7,407
Red Hat (1)	120,000	2,384
Salesforce.com (1)	265,000	13,600
Symantec (1)	400,000	7,752
THQ (1)	100,000	2,498
		99,995
Total Information Technology		296,330
MATERIALS 1.0%
Chemicals 1.0%
Monsanto	70,000	6,002
Potash Corp of Saskatchewan	25,000	2,642
Total Materials		8,644
TELECOMMUNICATION SERVICES 2.3%
Wireless Telecommunication Services 2.3%
American Tower Systems, Class A (1)	375,000	16,328
MetroPCS Communications (1)	130,000	3,546
Total Telecommunication Services		19,874
Total Common Stocks (Cost $679,164)		862,008
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	10,257,320	10,257
Total Short-Term Investments (Cost $10,257)		10,257
Total Investments in Securities
100.2% of Net Assets (Cost $689,421)		$872,265

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price New America Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $689,421,000. Net unrealized gain aggregated $182,844,000 at period-end, of which $196,924,000 related to appreciated investments and $14,080,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $129,000 and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $10,257,000 and $5,257,000 respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007